Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Details of Total Goodwill

The following table presents details of the Company’s total goodwill:

As of October 1, 2013	$1,818,334
Goodwill resulting from acquisitions(1)	100,935
Other	5,956

As of September 30, 2014	1,925,225
Goodwill resulting from acquisitions(2)	123,987
Other	(119)

As of September 30, 2015	$2,049,093

(1)	Mainly relates to the acquisition of Celcite. In allocating the total preliminary purchase price of Celcite based on estimated fair values, the Company recorded $78,142 of goodwill, $46,432 of customer relationships to be amortized over approximately four years, $22,372 of core technology to be amortized over approximately three years and $1,781 of other intangible assets to be amortized over approximately three years.
(2)	Mainly relates to the acquisition of a substantial majority of the BSS assets of Comverse. In allocating the total preliminary purchase price of the acquired assets based on estimated fair values, the Company recorded $118,101 of goodwill, $97,000 of core technology to be amortized over a weighted average of approximately four years and $38,639 of customer relationships to be amortized over a weighted average of approximately five years.

Details Regarding Total Definite-Lived Purchased Intangible Assets

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2015
Core technology	2-8	$531,669	$(398,898)	$132,771
Customer relationships	3-15	439,435	(328,747)	110,688
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	3-10	31,666	(22,608)	9,058

Total		$1,054,766	$(802,249)	$252,517

September 30, 2014
Core technology	3-8	$434,669	$(367,609)	$67,060
Customer relationships	4-15	398,519	(297,791)	100,728
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	1-10	31,666	(18,227)	13,439

Total		$916,850	$(735,623)	$181,227

Amortization Expense on Definite-Lived Intangible Assets

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2015	2014	2013
Cost of revenue	$1,609	$1,609	$1,609
Amortization of definite-lived purchased intangible assets	65,017	55,799	34,543

Total	$66,626	$57,408	$36,152

Estimated Future Amortization Expense

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2015 is as follows:

Amount
Fiscal year:
2016	$90,488
2017	76,742
2018	46,958
2019	22,863
2020	10,707
Thereafter	4,759

Total	$252,517